Employee Benefit Plans (Changes In Benefit Obligations And Change In Plan Assets) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Pension Plans [Member]		Dec. 31, 2010 Pension Plans [Member]		Dec. 31, 2009 Pension Plans [Member]		Dec. 31, 2011 Postretirement Plans [Member]		Dec. 31, 2010 Postretirement Plans [Member]		Dec. 31, 2009 Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1			$ 933.5		$ 869.9		$ 859.2		$ 233.8		$ 212.7		$ 200.3
Service cost			8.8		9.1		9.6		1.0		1.2		1.3
Interest cost			49.1		48.8		50.6		11.9		11.5		11.8
Amendments			2.2	[1]	0	[1]	6.5	[1]	(34.7)	[1]	0	[1]	0	[1]
Translation difference			(5.3)		(9.4)		13.6		(0.1)		0.2		0.7
Participant contributions			0.7		0.6		0.7		4.2		4.2		4.2
Actuarial losses			60.2		60.9		36.4		28.5		29.6		18.9
Benefits paid			(45.0)		(42.7)		(43.6)		(24.3)		(25.6)		(24.5)
Curtailments/settlements			(8.6)	[2]	(3.7)	[2]	(63.1)	[2]	(0.4)	[2]	0	[2]	0	[2]
Benefit obligation at December 31			995.6		933.5		869.9		219.9		233.8		212.7
Accumulated benefit obligation at December 31			962.7		895.0		827.0		0		0		0
Balance, beginning of year			751.2		635.6		563.9		37.7		44.6		46.5
Actual return on plan assets			70.5		83.1		111.4		2.4		3.5		8.7
Company contributions			63.9	[3]	83.3	[3]	53.0	[3]	10.1	[3]	13.1	[3]	11.9	[3]
Translation difference			(3.2)		(5.0)		12.3		0		0		0
Curtailments/Settlements			(3.7)	[2]	(3.7)	[2]	(62.1)	[2]	0	[2]	0	[2]	0	[2]
Benefits paid			(45.0)		(42.7)		(43.6)		(25.6)		(27.7)		(26.7)
Balance, end of year			834.4		751.2		635.6		28.8		37.7		44.6
Settlement loss		12.2
Curtailment gain	1.0		1.2		0.8		11.2		(1.1)		0		0
Contribution to pension plans in shares		1,184,273
Contribution to pension plans in shares, fair value		$ 22.5

[1]	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.
[2]	Represents various curtailments and settlements. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated statements of income. In December 2009, we irrevocably transferred the liability and plan assets associated with the accrued benefits of all inactive participants of our defined benefit pension plan in the Netherlands to an insurance company, resulting in a settlement loss of $12.2 due to recognition of actuarial losses previously recorded in other comprehensive loss.
[3]	The 2009 contributions to our pension plans include a contribution of 1,184,273 shares of Cytec common stock to our U.S. plans on May 13, 2009, which had a fair value of $22.5.